Subsequent Events	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 — SUBSEQUENT EVENTS

Except as set forth below, there were no events that occurred subsequent to March 31, 2024 that require adjustment to or disclosure in the consolidated financial statements.

On April 12, 2024, the board of directors of the Company approved the 2024 Performance Incentive Plan (the “2024 PIP”). Under the 2024 PIP, the Company has reserved a total of 58,817,000 shares of common stock for issuance to directors, officers, employees and consultants of the Company.